Provision for product warranty (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Provision for Product Warranty

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

At January 1	233,577	238,850	37,737
Provision made	350,803	412,514	65,174
Provision utilized	(345,530)	(361,058)	(57,045)

At December 31	238,850	290,306	45,866